General information, statement of compliance and basis of presentation (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Cash and cash equivalents	€ 110,891	€ 52,750	€ 28,818	€ 49,737